CASH AND CASH EQUIVALENTS - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [line items]
Total cash and cash equivalents	$ 36,642,829	$ 34,025,535	$ 30,117,236	$ 28,401,283
Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash	3,508,811	4,008,010
Deposits in the Colombian central bank	4,752,234	3,632,924
Demand deposits in banks and other financial entities	725,100	230,389
Clearing houses	899	537
Investments in debt securities maturing in under three months		1,559
Cash held for specific purposes	854,994	9,310
Total cash and cash equivalents	9,842,038	7,882,729
Foreign currency [member]
Disclosure of cash and cash equivalents [line items]
Cash	2,867,651	2,329,999
Demand deposits in banks and other financial entities	22,062,202	22,354,601
Investments in debt securities maturing in under three months	1,707,136	1,387,800
Cash held for specific purposes	163,802	70,406
Total cash and cash equivalents	$ 26,800,791	$ 26,142,806